Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss)	12 Months Ended
	Dec. 31, 2023 CHF (SFr) SFr / shares	Dec. 31, 2022 CHF (SFr) SFr / shares	Dec. 31, 2021 CHF (SFr) SFr / shares
Income Statement [Abstract]
Other operating income	SFr 255,589	SFr 9,327
Research and development	(3,035,413)	(14,621,570)	(3,202,505)
General and administrative	(3,136,275)	(3,401,676)	(3,668,845)
Operating loss	(5,916,099)	(18,013,919)	(6,871,350)
Finance income	354,093	565,399	79,236
Finance expense	(1,668,475)	(1,211,042)	(14,112)
Share of loss of an associate	(39,557)
Loss before tax	(7,270,038)	(18,659,562)	(6,806,226)
Income tax gain/(loss)		7,919	117,945
Net loss from continuing operations	(7,270,038)	(18,651,643)	(6,688,281)
Discontinued operations:
Profit/(loss) after tax from discontinued operations	3,400,865	(7,876,768)	(10,370,162)
Net loss attributable to owners of the Company	(3,869,173)	(26,528,411)	(17,058,443)
Other comprehensive income/(loss):
Remeasurements of defined benefit liability, net of taxes of CHF 0	31,163	441,277	264,984
Items that are or may be reclassified to profit or loss
Foreign currency translation differences, net of taxes of CHF 0	208,848	61,046	772
Share of other comprehensive income of an associate	6,869
Other comprehensive income/(loss), net of taxes of CHF 0	246,880	502,323	265,756
Total comprehensive loss attributable to owners of the Company	SFr (3,622,293)	SFr (26,026,088)	SFr (16,792,687)
Loss per share
Basic loss per share (in Francs per share and Dollars per share) | SFr / shares	SFr (7.88)	SFr (582.58)	SFr (515.11)
Basic loss per share from continuing operations (in Francs per share and Dollars per share) | SFr / shares	SFr (14.8)	SFr (409.6)	SFr (201.97)